DEBT (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT OBLIGATIONS

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	September 30, 2025	December 31, 2024

Secured Term Loan	$274,125	$322,500
Secured Revolving Credit Facility	-	-
Borrowings from Long-Term 24 Month Working Capital Facilities	-	4,235
Less: unamortized debt issuance costs	(2,445)	(3,613)
Total loans and borrowings	271,680	323,122
Less: current installments	(64,500)	(68,735)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$207,180	$254,387

SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	September 30, 2025	December 31, 2024

Short-term borrowings from working capital facilities	$61,337	$59,832
Less: unamortized debt issuance costs	(68)	(112)
Short-term debt, excluding current installments of long-term debt	$61,269	$59,720

SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT

Scheduled principal payments of long-term debt for periods subsequent to September 30, 2025, are as follows (in US$ thousands):

2025	$16,125
2026	64,500
2027	193,500
2028	-
2029	-
Total long-term debt	$274,125